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                                                February 20, 2001


VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                            Met Investor Series Trust
                      -Registration Statement on Form N-1A
                                 CIK 0001126087
                              (File No. 333-48456)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for Met Investors Series Trust does not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 12, 2001 and became automatically effective on that date. The Trust's Prospectuses are being filed today under Rule 497(e).

         Any comments on this filing may be directed to the undersigned at (202) 775-8190.

                                            Very truly yours,

                                            /s/Robert N. Hickey, Esq.
                                            -------------------------
                                            Robert N. Hickey, Esq.


cc:      Elizabeth M. Forget
         Richard C. Pearson, Esq.